Shareholder Report, Line Graph (Details) 74200171300_Putnam Dynamic Asset Allocation Growth Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		$ 22,122	$ 16,770	$ 14,435	$ 17,856	$ 14,515	$ 13,486	$ 13,768	$ 12,625	$ 10,885	$ 10,000	$ 25,470
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Putnam Growth Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Growth Blended Benchmark†
Accumulated Value		$ 25,229	$ 19,635	$ 16,730	$ 20,521	$ 16,546	$ 14,894	$ 14,382	$ 12,987	$ 11,232	$ 10,000	$ 28,894

[1]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.